INVESTMENT PROPERTY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF INFORMATION ABOUT INVESTMENT PROPERTY

	2022	2021
	RMB’000	RMB’000
Cost
As of beginning of the year	401,231	37,253
Transferred from property, plant and equipment	—	331,359
Transferred from right-of-use assets	—	32,619
Transferred to assets classified as held for sale	(401,231)
As of end of the year	—	401,231

Accumulated depreciation
As of beginning of the year	(53,987)	(1,886)
Depreciation for the year	—	—
Transferred from property, plant and equipment	—	(47,452)
Transferred from right-of-use assets	—	(4,649)
Transferred to assets classified as held for sale	53,987
As of end of the year	—	(53,987)

Impairment for the year
As of beginning of the year	(347,244)	(35,367)
Transferred from property, plant and equipment	—	(283,907)
Transferred from right-of-use assets	—	(27,970)
Transferred to assets classified as held for sale	347,244
As of end of the year	—	(347,244)

Carrying amount
At December 31, 2022 and 2021	—	—